Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

A reconciliation of the provision (benefit) for income taxes and the amount that would have been provided at statutory rates is as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010
Provision (benefit) at statutory rate on pretax income (loss)	$5,533	$(392)	$(3,017)
Tax-exempt income on loans and investments	(1,390)	(1,314)	(1,446)
Exercise of nonqualified stock options	—	—	(25)
Stock-based compensation	203	222	209
Merger related expenses	—	—	(358)
Civil money penalty	525	—	—
Other	43	40	101
Total	$4,914	$(1,444)	$(4,536)

The statutory tax rate used to calculate the provision in 2012 was 35%, and used to calculate the benefit in 2011 and 2010 was 34%.

The components of income tax expense (benefit) are as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010
Current expense	$4,796	$67	$236
Deferred expense (benefit)	118	(1,511)	(4,772)
Total	$4,914	$(1,444)	$(4,536)

The components of the net deferred tax asset were as follows:

	December 31,
(in thousands)	2012	2011
Deferred tax assets:
Allowance for loan losses	$8,596	$7,351
Other-than-temporary losses	—	1,003
Stock-based compensation	1,094	923
Nonaccrual interest	1,605	2,002
Foreclosed real estate write-downs	—	703
Income from LLC subsidiary	—	254
Other	447	486
Total deferred tax assets	11,742	12,722
Deferred tax liabilities:
Premises and equipment	(3,762)	(4,486)
Unrealized gains on securities	(3,730)	(1,965)
Prepaid expenses	(254)	(395)
Deferred loan fees	(971)	(968)
Total deferred tax liabilities	(8,717)	(7,814)
Net deferred tax asset	$3,025	$4,908

At December 31, 2012, the Company had a net deferred tax asset of $3.0 million. An analysis was conducted to determine if a valuation allowance against its deferred tax assets was required. The Company used current forecasts of future expected income, possible tax planning strategies, current and future economic and business conditions (such as the possibility of a decrease in real estate value for properties the Bank holds as collateral on loans), the probability that taxable income will continue to be generated in future periods and the cumulative losses in previous years to make the assessment. Management concluded that a valuation allowance was not necessary at December 31, 2012.

Tax expense of $368,000, $119,000 and $952,000 was recognized on net securities gains during 2012, 2011 and 2010, respectively. For 2010, the Company received a tax benefit on its federal income tax return totaling $25,000 related to the exercise of nonqualified stock options and disqualified dispositions of employee stock from options exercised. It did not receive such a tax benefit during 2012 and 2011. The Company, or one of its subsidiaries, files income tax returns in the U.S. Federal jurisdiction and various states. The Company is no longer subject to U.S. Federal, state and local examinations by tax authorities for years before 2009.